Long-term interest bearing debt and interest expenses - Maturities of Outstanding Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
2015	$ 218.1
2016	214.2
2017	1,080.8
2018	248.9
2019 and thereafter	982.4
Long-term debt	$ 2,744.4	$ 2,447.9